Annual Fund Operating Expenses - DWS ESG Global Bond Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.65%	[1]
Total annual fund operating expenses	1.20%
Fee waiver/expense reimbursement	0.17%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.03%
Class T
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.73%	[1]
Total annual fund operating expenses	1.29%
Fee waiver/expense reimbursement	0.26%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.03%
Class C
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.72%	[1]
Total annual fund operating expenses	2.03%
Fee waiver/expense reimbursement	0.25%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.78%
INST Class
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	none
Other expenses	0.65%	[1]
Total annual fund operating expenses	0.96%
Fee waiver/expense reimbursement	0.18%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%
Class S
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	none
Other expenses	0.63%	[1]
Total annual fund operating expenses	0.94%
Fee waiver/expense reimbursement	0.16%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%

[1]	“ Other expenses ” for Class T and Institutional Class are based on estimated amounts for the current fiscal year.